Performance Management - Beacon Tactical Alternatives Risk ETF	Aug. 19, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]

Since the Fund had not commenced operations prior to the date of this Prospectus, no calendar year performance information is available. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost at www.beaconinvestingfunds.com or by calling 1-866-439-9093. In the future, performance information will be presented in this section of the Prospectus.

Performance One Year or Less [Text]	Since the Fund had not commenced operations prior to the date of this Prospectus, no calendar year performance information is available.
Performance Availability Website Address [Text]	www.beaconinvestingfunds.com
Performance Availability Phone [Text]	1-866-439-9093